Detailed Amount of Gross Loans by Loan Grade and Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 369,138	$ 389,466
Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	292,750	312,766
Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,755	13,480
Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	31,663	35,912
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	115,837	133,987
Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	132,495	129,387
Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	46,997	38,160
Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	45,564	36,581
Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,433	1,579
Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29,391	38,540
Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,050	995
Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28,341	37,545
Satisfactory 1, 2, 3, 4
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	315,031	331,052
Satisfactory 1, 2, 3, 4 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	244,209	264,764
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10,596	9,647
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	27,069	31,405
Satisfactory 1, 2, 3, 4 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	97,630	115,365
Satisfactory 1, 2, 3, 4 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	108,914	108,347
Satisfactory 1, 2, 3, 4 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	42,807	29,451
Satisfactory 1, 2, 3, 4 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41,449	27,970
Satisfactory 1, 2, 3, 4 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,358	1,481
Satisfactory 1, 2, 3, 4 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28,015	36,837
Satisfactory 1, 2, 3, 4 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,020	978
Satisfactory 1, 2, 3, 4 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26,995	35,859
Special Mention 5,6
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,295	26,350
Special Mention 5,6 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	17,496	18,305
Special Mention 5,6 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,890	2,290
Special Mention 5,6 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2,701	3,043
Special Mention 5,6 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,177	5,784
Special Mention 5,6 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,728	7,188
Special Mention 5,6 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,512	7,720
Special Mention 5,6 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,486	7,712
Special Mention 5,6 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	26	8
Special Mention 5,6 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	287	325
Special Mention 5,6 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	287	325
Substandard 7
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	32,754	31,882
Substandard 7 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	31,045	29,608
Substandard 7 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	269	1,481
Substandard 7 | Real Estate Loans | Farmland
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,893	1,464
Substandard 7 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,030	12,811
Substandard 7 | Real Estate Loans | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16,853	13,852
Substandard 7 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	650	953
Substandard 7 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	601	863
Substandard 7 | Business Loans | Farm Production and Other Farm Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	49	90
Substandard 7 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,059	1,321
Substandard 7 | Consumer Loans | Credit Cards
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	30	17
Substandard 7 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,029	1,304
Doubtful 8
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	56	116
Doubtful 8 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		27
Doubtful 8 | Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		27
Doubtful 8 | Business Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	36
Doubtful 8 | Business Loans | Commercial and Industrial Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	36
Doubtful 8 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	53
Doubtful 8 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	28	53
Loss 9
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2	66
Loss 9 | Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		62
Loss 9 | Real Estate Loans | Land Development and Construction
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		62
Loss 9 | Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	2	4
Loss 9 | Consumer Loans | Other Consumer Loans
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 2	$ 4